SUMMARY OF STOCK OPTION ACTIVITY (Details) - Equity Option [Member]	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option Outstanding, Balance Beginning | shares	297,681
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Beginning	1 year 7 months 6 days
Aggregated Intrinsic Value, Outstanding Beginning | $	$ 714,400
Option Outstanding, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Option Outstanding, Canceled | shares	(9,167)
Weighted Average Exercise Price, Canceled | $ / shares	$ 2.4
Option Outstanding, Balance Ending | shares	288,514
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Ending	1 year 1 month 6 days
Aggregated Intrinsic Value, Outstanding Ending | $	$ 385,148
Option Outstanding, Vested and expected to be vested | shares	288,514
Weighted Average Exercise Price, Vested and expected to be vested | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Options vested	1 year 1 month 6 days
Aggregated Intrinsic Value, Vested and expected to be vested | $	$ 385,148
Option Outstanding, Options Exercisable | shares	288,514
Weighted Average Exercise Price, Options Exercisable | $ / shares	$ 2.4
Weighted Average Remaining Contractual Life (Year), Options exercisable	1 year 1 month 6 days
Aggregated Intrinsic Value, Options exercisable | $	$ 385,148